Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Organogenesis Holdings Inc. (formerly Avista Healthcare Public Acquisition Corp.) (“ORGO” or the “Company”) is a leading regenerative medicine company focused on the development, manufacture, and commercialization of solutions for the Advanced Wound Care and Surgical & Sports Medicine markets. Many of the existing and pipeline products in the Company’s portfolio have Premarket Application approval, Business License Applicant approval or Premarket Notification 510(k) clearance from the United States Food and Drug Administration (“FDA”). The Company’s customers include hospitals, wound care centers, government facilities, ambulatory service centers (“ASCs”) and physician offices. The Company has one operating and reportable segment.
COVID-19
pandemic
The emergence of the coronavirus
(COVID-19)
around the world, and particularly in the United States, continues to present significant risks to the Company. While the
COVID-19
pandemic has not materially adversely affected the Company’s financial results and business operations through the third quarter ended September 30, 2020, the Company is unable to predict the impact that
COVID-19
will have on its financial position and operating results because of the numerous uncertainties created by the unprecedented nature of the pandemic. The public health actions being undertaken to reduce the spread of the virus, and that may have to be undertaken again in the event of a resurgence of the virus, may create significant disruptions to the Company with respect to: (i) the demand for its products, (ii) the ability of its sales representatives to reach healthcare customers, (iii) its ability to maintain staffing levels to support its operations, (iv) its ability to continue to manufacture certain of its products, (v) the reliability of its supply chain and (vi) its ability to achieve the financial covenants required under the 2019 Credit Agreement (see Note “11. Long-Term Debt Obligations”). The extent to which the
COVID-19
pandemic may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration of the outbreak, travel restrictions and social distancing in the U.S. and other countries, business closures or business disruptions and the effectiveness of actions taken in the U.S. and other countries to contain and treat the disease.
The Company is closely monitoring the evolving impact of the pandemic on all aspects of its business. The Company has implemented a number of measures designed to protect the health and safety of its employees, support its customers and promote business continuity. The Company is also actively reviewing and implementing cost-saving measures including discontinuing or delaying all non-essential
services and programs and instituting controls on travel, events, marketing and clinical studies to adapt the business plan for the evolving
COVID-19
challenges.
Merger with Avista Healthcare Public Acquisition Corp
On December 10, 2018, Avista Healthcare Public Acquisition Corp., our predecessor company (“AHPAC”), consummated the previously announced merger (the “Avista Merger”) pursuant to an Agreement and Plan of Merger, dated as of August 17, 2018 (as amended, the “Avista Merger Agreement”), by and among AHPAC, Avista Healthcare Merger Sub, Inc., a Delaware corporation and a direct wholly-owned subsidiary of AHPAC (“Avista Merger Sub”) and Organogenesis Inc., a Delaware corporation (“Organogenesis Inc.”). As a result of the Avista Merger and the other transactions contemplated by the Avista Merger Agreement, Avista Merger Sub merged with and into Organogenesis Inc., with Organogenesis Inc. surviving the Avista Merger and becoming a wholly-owned subsidiary of AHPAC. AHPAC changed its name to Organogenesis Holdings Inc. (ORGO).

The Avista Merger was accounted for as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, AHPAC was treated as the “acquired” company for accounting purposes. This determination was primarily based on Organogenesis Inc.’s equity holders having a majority of the voting power of the combined company, Organogenesis Inc. comprising the ongoing operations of the combined entity, Organogenesis Inc. comprising a majority of the governing body of the combined company, and Organogenesis Inc.’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Avista Merger was treated as the equivalent of Organogenesis Inc. issuing stock for the net assets of AHPAC, accompanied by a recapitalization. The net assets of AHPAC were recorded at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Avista Merger are those of Organogenesis Inc.
Liquidity and Financial Conditions
In accordance with ASC
205-40,
 Going Concern
 (“ASC
205-40”),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. While the Company has reported net income for the three months ended September 30, 2020, the Company has recurring losses from operations since its inception and has funded its operations primarily with cash flow from product sales and proceeds from loans from affiliates and entities controlled by its affiliates, sales of its common stock and third-party debt. As of September 30, 2020, the Company had an accumulated deficit of $171,552 and working capital of $62,765. During the nine months ended September 30, 2020, the Company incurred a net loss of $545 and used $19,475 of cash in operations. The Company may continue to incur negative cash flows from operations and operating losses in the future as the Company expends resources to grow the organization to support the planned expansion of the business. The Company expects that its cash of $36,512 and working capital of $62,765 as of September 30, 2020, plus net cash flows from product sales, will be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments for at least 12 months beyond the filing date of this quarterly report. The Company is closely monitoring ongoing developments in connection with the
COVID-19
pandemic, which may negatively impact its commercial prospects, projected cash position and access to capital in the future. The Company will continue to assess its cash position and, if circumstances warrant, make appropriate adjustments to its operating plan.
The Company expects to continue investing in product development, sales and marketing, and customer support for its products. The Company may seek to raise additional funding through public and/or private equity financings, debt financings, or other strategic transactions. There can be no assurance that the Company will be able to obtain additional debt or equity financing on terms acceptable to the Company, on a timely basis or at all, particularly in light of the adverse impacts of the
COVID-19
pandemic on the capital markets. The failure of the Company to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, results of operations, and financial condition. The Company’s current borrowings under the 2019 Credit Agreement are subject to compliance with certain financial covenants that include maintaining Minimum Trailing Twelve Month Consolidated Revenue and Non-PuraPly Revenue. If the Company is not able to comply with these covenants, due to the impacts of
COVID-19
or otherwise, the borrowings under the 2019 Credit Agreement may become due and payable immediately unless the Company obtains an amendment or waiver from its lenders. There can be no assurance that the Company’s lenders would agree to any such amendment or waiver on acceptable terms, or at all.

1. Nature of Business and Basis of Presentation
Organogenesis Holdings Inc. (formerly Avista Healthcare Public Acquisition Corp.) (“ORGO” or the “Company”) is a leading regenerative medicine company focused on the development, manufacture, and commercialization of solutions for the Advanced Wound Care and Surgical & Sports Medicine markets. Several of the existing and pipeline products in the Company’s portfolio have Premarket Application (“PMA”) approval, Business License Applicant (“BLA”) approval or Premarket Notification 510(k) clearance from the United States Food and Drug Administration (“FDA”). The Company’s customers include hospitals, wound care centers, government facilities, ambulatory service centers (ASCs) and physician offices. The Company operates in one operating and reportable segment.
Merger with Avista Healthcare Public Acquisition Corp
On December 10, 2018, Avista Healthcare Public Acquisition Corp., our predecessor company (“AHPAC”), consummated the previously announced merger (the “Avista Merger”) pursuant to an Agreement and Plan of Merger, dated as of August 17, 2018 (as amended, the “Avista Merger Agreement”), by and among AHPAC, Avista Healthcare Merger Sub, Inc., a Delaware corporation and a direct wholly-owned subsidiary of AHPAC (“Avista Merger Sub”) and Organogenesis Inc., a Delaware corporation (“Organogenesis Inc.”). As a result of the Avista Merger and the other transactions contemplated by the Avista Merger Agreement, Avista Merger Sub merged with and into Organogenesis Inc., with Organogenesis Inc. surviving the Avista Merger and becoming a wholly-owned subsidiary of AHPAC and AHPAC changed its name to Organogenesis Holdings Inc. (ORGO).
The Avista Merger was accounted for as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, AHPAC was treated as the “acquired” company for accounting purposes. This determination was primarily based on Organogenesis Inc.’s equity holders having a majority of the voting power of the combined company, Organogenesis Inc. comprising the ongoing operations of the combined entity, Organogenesis Inc. comprising a majority of the governing body of the combined company, and Organogenesis Inc.’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Avista Merger was treated as the equivalent of Organogenesis Inc. issuing stock for the net assets of AHPAC, accompanied by a recapitalization. The net assets of AHPAC were recorded at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Avista Merger are those of Organogenesis Inc.
In accordance with the terms of the Avista Merger Agreement, at the effective time of the Avista Merger, each share of Organogenesis Inc. common stock then issued and outstanding was automatically cancelled, extinguished and converted into the right to receive 2.03 shares of ORGO Class A common stock, par value $0.0001 per share, (after giving effect to the Domestication). 75,073,548 shares of ORGO Class A common stock were issued to the equity holders of Organogenesis Inc. In addition, all outstanding options and warrants (other than warrants that expired, were exercised or were deemed automatically net exercised immediately prior to the Avista Merger) exercisable for common stock in Organogenesis Inc. were exchanged for options and warrants exercisable for ORGO Class A common stock with the same terms and conditions except adjusted by the aforementioned exchange ratio.
In connection with the execution of the Avista Merger Agreement and the consummation of the Avista Merger, founders and certain directors of AHPAC, surrendered to AHPAC an aggregate of 6,359,007 founder shares and 16,400,000 private placement warrants. All such founder shares and private placement warrants were cancelled. In addition, an aggregate of 1,390,993 shares of ORGO Class A common stock were issued upon conversion of the remaining outstanding founder shares in accordance with the terms of the Company’s charter in connection with the Avista Merger.

In connection with the execution of the Avista Merger Agreement on August 17, 2018, Avista Capital Partners IV, L.P. and Avista Capital Partners IV (Offshore), L.P. (collectively, the “PIPE Investors”) purchased, 6,538,732 shares of ORGO Class A common stock for an aggregate purchase price of $46,000 (the “Initial Avista Investment”). The Company received the proceeds from the Initial Avista Investment in August 2018.
Concurrently with the completion of the Avista Merger, the PIPE Investors also purchased 9,022,741 shares of ORGO Class A common stock and 4,100,000 warrants to purchase one-half
of one share of ORGO Class A common stock for an aggregate purchase price of $46,000 (the “Additional Avista Investment”). The Company received the proceeds from the Additional Avista Investment in December 2018.
Concurrently with the completion of the Avista Merger, the affiliate debt was discharged and terminated (See Note “10. Long-Term Debt—Affiliates”).
During the year ended December 31, 2018, the Company recorded $3,072 of transaction expenses related to third party legal and accounting services to consummate the Avista Merger. These costs are incorporated into selling, general and administrative expenses in the Company’s consolidated statement of operations. Additionally, AHPAC incurred $11,206 in transaction costs prior to the Avista Merger that were paid in full by the Company after the consummation of the Avista Merger.
Acquisition of Nutech Medical, Inc.
On March 18, 2017, the Company purchased Nutech Medical, Inc. (“NuTech Medical”) pursuant to an Agreement of Plan of Merger (“NuTech Merger Agreement”) for an aggregate consideration of $12,000 in cash at closing, $7,500 of deferred acquisition consideration, 137,543 fully vested common stock options and 3,642,746 shares of the Company’s common stock, of which 728,548 shares were redeemable and 2,185,647 shares were subject to forfeiture in the event certain adverse FDA events occur during the one-year period
following the acquisition. Upon the closing of the merger, NuTech Medical merged with and into Prime Merger Sub, LLC (a wholly-owned subsidiary organized for the purposes of this transaction), with Prime Merger Sub, LLC surviving the merger as our wholly-owned subsidiary. The results of operations for NuTech Medical are included in our consolidated financial statements since March 24, 2017, which was the closing date of the merger.
For the restricted shares of Class A common stock which were subject to forfeiture, the Company contingently bifurcated the forfeiture right asset and recorded it at a fair value of $377 on the date of the acquisition. The forfeiture right asset was remeasured at each balance sheet date with the change in the fair value being recorded within selling, general and administrative expenses in the consolidated statement of operations. The forfeiture rights expired in March 2018 because there was no adverse FDA event. The fair value of the contingent consideration forfeiture rights was determined to be $0 and $589 as of December 31, 2018 and 2017, respectively.
Liquidity and Financial Conditions
In accordance with ASC
205-40, Going
Concern (“ASC
205-40”),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The Company has incurred a recurring loss from operations since its inception and has funded its operations primarily with cash flow from product sales and proceeds from loans from affiliates and entities controlled by its affiliates, sales of its common stock and third-party debt. As of December 31, 2019, the Company had an accumulated deficit of $171,007 and working capital of $65,706. For the year ended December 31, 2019, the Company has incurred net losses of $40,454, used $33,528 of cash in operations and raised $50,340 in gross proceeds in the Underwritten Public Offering (see Note “12. Stockholders’ Equity”). The Company expects to continue to generate operating losses for the foreseeable future as the Company expends resources to grow the organization to support the planned expansion of the business. The Company expects that its cash of $60,174 as of December 31, 2019, plus cash flows from product sales and availability under the 2019 Credit Agreement (see Note “11. Line of Credit and Notes Payable”), will be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments for at least 12 months beyond the filing date of the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2019.
The Company expects to continue investing in product development, sales and marketing and customer support for its products. The Company may seek to raise additional funding through public and/or private equity financings, debt financings or other strategic transactions. There can be no assurance that the Company will be able to obtain additional debt or equity financing on terms acceptable to the Company, on a timely basis or at all. The failure of the Company to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, results of operations, and financial condition. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.